Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

	For the Three Months Ended March 31, 2016	For the Three Months Ended June 30, 2016	For the Three Months Ended September 30, 2016	For the Three Months Ended December 31, 2016
Formation and operating costs	$15,550	$500	$14,492	$178,156

Net loss	$(15,550)	$(500)	$(14,492)	$(178,156)

Per share data:
Basic and diluted net loss per share	$(0.00)	$(0.00)	$(0.00)	$(0.02)
Basic and diluted weighted average ordinary shares outstanding	7,500,000	7,500,000	7,500,000	7,919,906

For the Period from December 4, 2015 (Inception) Through December 31, 2015
Formation and operating costs	$25,162

Net loss	$(25,162)

Per share data:
Basic and diluted net loss per share	$(0.00)
Basic and diluted weighted average ordinary shares outstanding	7,500,000